RECURRING FAIR VALUE MEASUREMENTS (Details 4)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Expected term (years)	5 years 2 months 8 days	5 years 7 months 2 days
Expected volatility	28.00%	29.00%
Risk-free interest rate	0.90%	0.44%
Annual dividends	0.00%	0.00%